NEW ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2023
NEW ACCOUNTING STANDARDS
NEW ACCOUNTING STANDARDS
26.  NEW ACCOUNTING STANDARDS

26.1 RECENT ACCOUNTING STANDARDS ADOPTED BY THE COMPANY

Applicable standard	Main requirements	Impact
Amendments to IAS 8 - Accounting Policies, Change of Estimate and Error Rectification Effective as of January 1, 2023

IAS 8 introduces the new definition of accounting estimate "Accounting estimates are monetary amounts in financial statements that are subject to measurement uncertainty" and clarifies how entities should distinguish changes in accounting estimates from changes in accounting policies. The impacted paragraphs are items 5, 32, 34, 38 and 48 and the title of item 32. A distinction is made between accounting estimates (which are applied prospectively) and accounting policies (which are applied retrospectively).

These changes had no impact on the Cosan Group’s consolidated financial statements because the Company’s accounting estimates already met the new definition.
Amendments to IAS 1- Presentation of Financial Statements Effective as of January 1, 2023.

IAS 1 introduces guidance for deciding which accounting policies to disclose in your financial statements. The paragraphs impacted to support the identification of material accounting policy are items 114, 117, 122, 117A, 117E, 139V and exclusion of items 118, 119 and 121.

These changes had no impact on the consolidated financial statements of the Cosan Group because the policies disclosed by the Company already met the new definition of material policies.
Amendments to IAS 12 -Taxes on Profit Effective as of January 1, 2023.

Change of scope of initial recognition exemption and clarifies how entities should account for deferred tax in certain transactions such as: leases and liabilities for disassembly and removal. The impacted paragraphs are: Alteration of items (i) and (ii) of letter b of item 15, letters b and c of item 22 and b of item 24; includes item (iii) of letter b of item 15, item 22A, letter c of item 24, items 98K and 98L and example 8 of Appendix B

These changes had no impact on the consolidated financial statements of the Cosan Group as it is not applicable to the Company.

Applicable standard	Main requirements	Impact
Amendments to Standard IFRS 17 - Insurance Contracts

The amendment adds a new transition option to IFRS 17 (the ‘classification overlay’) to alleviate operational complexities and one-time accounting mismatches in comparative information between insurance contract liabilities and related financial assets on the initial application of IFRS 17. It allows presentation of comparative information about financial assets to be presented in a manner that is more consistent with IFRS 9 Financial Instruments.

These amendments had no impact on the consolidated financial statements of Grupo Cosan as it is not applicable to the Company.
Amendment IAS 12- item 4A referring to the new tax rule Pillar Two In force as of 2023

Given that in 2023 many countries enacted tax regulation aimed at implementing the rules of global models against erosion of the tax base at the global level (Globe model Rules) members of the project called "Pillar Two" and coordinated by the Organization for Economic Cooperation and Development (OECD), this legislation caused uncertainties in the calculation of deferred tax assets and liabilities in the context of CPC 32 ("Taxes on Profit").

In view of this scenario, the IASB and the AASB proposed changes in IAS 12, which were implemented in Brazil through the publication of CVM Resolution 197, on 12/28/2023, introducing changes in the corresponding Brazilian standard (CPC 32). These changes introduced a mandatory temporary exemption with respect to the recognition and disclosure of deferred tax assets and liabilities related to Pillar Two income taxes (item 4A of CPC 32).

The Company applied this temporary exemption for the financial statements ending December 31, 2023. Additionally, we assess what is in the scope of tax regulations that have been enacted or substantially enacted in some of the countries in which certain entities consolidated by the group operate. In spite of the fact that the implementation of these regulations is still very recent and that no country applied a concrete minimum global tax requirement in 2023, the Company, considering the points above, carried out a preliminary assessment, supported by expert advice, and concluded that there are no expected significant impacts in relation to the jurisdictions where it operates. However, the Company will continue with the studies and further evaluation of the application of the new rules, for disclosure of any exposure, if any, in the financial statements of the coming quarters.

26.2 NEW STANDARDS AND INTERPRETATIONS NOT YET IN FORCE

The following new standards, interpretations and amendments were issued by CPC and by IASB but are not effective for annual periods started after January 1, 2023. Early adoption is not allowed.

Additionally, based on an initial review, the Company currently believes that the adoption of these following standards/amendments will not significantly affect the consolidated result or financial position of the Company.

Applicable standard	Key requirements or changes in accounting policy
Amendments to IFRS 16 - Leases Effective as of January 1, 2024.

Inclusion of requirements on variable payments for a sale-leaseback that aims to provide guidance on how to account for variable payments to the seller-lessee in a Sales and leaseback transaction. These changes did not have a significant impact on the consolidated financial statements of the Cosan Group, as it is not applicable to the Company.

Changes to IAS 1 - Presentation of Financial Statements Effective as of January 1, 2024.

The change in the standard provides further clarification for classification of debt between circulating and non-circulating aimed at the right of an entity to defer settlement should exist on the base date, exclusion of the application for the right to be unconditional and included the application to have substance. It also carried out further clarification for liabilities with covenants that guides only the covenants that must comply to the base date affect the classification of a liability as circulating or non-circulating. For covenants after the base date do not affect the classification of liabilities. For December 2023, the Company did not implement it in advance, however, no significant impacts are expected, since the classification between short and long term is already carried out within the new definitions. As for covenants, the Company constantly monitors and will make any required disclosures, if applicable.

Amendments to IAS 7 and IFRS 7) - Supplier financing agreements ("Risk Taken") Effective as of January 1, 2024.

The changes introduce two new disclosure objectives - one in IAS 7 and one in IFRS 7 - for the company to provide information on its supplier financing arrangements that would allow the reader of the statements to assess the effects of those arrangements on liabilities and cash flows of the company. It will also be necessary to disclose the type and effect of non-monetary changes in the book values of financial liabilities that are part of a supplier financing agreement. For December 2023, the Company did not implement it in advance, however, we do not expect significant changes.

Applicable standard	Key requirements or changes in accounting policy
Changes to IAS 21 - Effects of Changes in Exchange Rates and Conversion of Financial Statements Effective as of January 1, 2025.

The changes bring greater clarification about an entity being able to perform activities abroad in two ways: (i) carrying out transactions in foreign currency or (ii) owning entities abroad. The purpose of the standard is to determine how to include transactions in foreign currency and how to convert the financial statements of this entity into another currency. For December 2023, the Company did not implement it in advance, but is evaluating all the impacts for adoption of the standard.

New Accounting Standard - IFRS 18 - Presentation and Disclosure in Financial Statements Effective from January 1, 2027.

This new standard aims to provide investors with a deeper understanding of companies' financial performance by offering consistent benchmarks for their analyses, enabling better investment decisions. Given that the standard was only published in April 2024, there are no impacts for December 2023. Therefore, the Company has not yet assessed the impacts, but this will be done for future fiscal years, considering that the standard takes effect in 2027.